Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL ASSETS
Financial assets at fair value with changes in results, Current	$ 90,839	$ 0
Financial assets at fair value with change in other comprehensive income, Current	269,031	0
Financial assets held to maturity, current	880,268	185,913
Hedging derivatives, current	39,022,012	20,038,433
Non-Hedging derivatives, current	41,023	402,716
Other current financial assets	40,303,173	20,627,062
Financial assets at fair value with changes in results, Non-current	0	33,158
Financial assets at fair value with change in other comprehensive income, Non-current	2,352,894	2,595,343
Financial assets held to maturity, non-current	689,146	0
Hedging derivatives, non-current	4,191,543	30,789,703
Non-Hedging derivatives non-current	36,086	0
Other non-current financial assets	$ 7,269,669	$ 33,418,204